Investment in equity investees (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cost method investments
Carrying values of cost method investments	¥ 5,714,513	¥ 3,308,127
Cost method investments	2,580,640	¥ 2,856,500
Top investee one
Cost method investments
Cost method investments	1,298,700
Top investee two
Cost method investments
Cost method investments	¥ 344,325